Income Taxes - Summary of Components of loss before taxes (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (106,502)	$ (52,220)	$ (114,133)	$ (110,347)
UNITED STATES
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			(114,010)	(110,334)
International [Member]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			$ (123)	$ (13)